UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21894

Cohen & Steers Asia Pacific Realty Shares, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	October 31, 2010

Date of reporting period:	January 31, 2010

Item 1. Schedule of Investments

COHEN & STEERS ASIA PACIFIC REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

January 31, 2010 (Unaudited)

	Number of Shares	Value
COMMON STOCK 99.2%
AUSTRALIA 25.1%
DIVERSIFIED 12.4%
Aspen Group(a)	1,052,742	$440,287
BGP Holdings PLC (EUR)(a), (b)	4,044,867	0
Dexus Property Group(a)	1,579,086	1,148,645
FKP Property Group(a)	1,157,148	712,898
GPT Group(a)	1,038,765	517,805
Mirvac Group(a)	1,256,072	1,599,248
Stockland(a)	721,879	2,361,989
Valad Property Group(a),(b)	4,653,571	426,260
		7,207,132
INDUSTRIAL 2.4%
Goodman Group(a)	2,104,338	1,069,829
ING Industrial Fund(a)	816,882	322,357
		1,392,186
OFFICE 1.2%
Commonwealth Property Office Fund(a)	871,259	698,036
RESIDENTIAL 0.6%
Peet Ltd.(a)	202,444	369,158
RETAIL 8.5%
Westfield Group(a)	445,473	4,946,268
TOTAL AUSTRALIA		14,612,780

1

	Number of Shares	Value
HONG KONG 43.6%
DIVERSIFIED 32.0%
China Resources Land Ltd.(a)	525,000	$944,641
Glorious Property Holdings Ltd.	2,818,000	1,077,990
Great Eagle Holdings Ltd.(a)	185,000	457,602
Hang Lung Properties Ltd.(a)	359,000	1,239,163
Henderson Land Development Company Ltd.(a)	324,890	2,063,381
Hysan Development Company Ltd.(a)	57,000	142,880
Kerry Properties Ltd.(a)	186,340	828,988
KWG Property Holding Ltd.(a)	857,000	517,924
New World Development Ltd.(a)	1,104,000	1,807,330
Shimao Property Holdings Ltd.(a)	562,000	861,939
Sun Hung Kai Properties Ltd.(a)	504,895	6,519,974
Wharf Holdings Ltd.(a)	426,000	2,121,398
		18,583,210
HOTEL 1.2%
Shangri-La Asia Ltd.(a)	409,000	710,192
OFFICE 5.1%
Hongkong Land Holdings Ltd. (USD)(a)	642,200	2,995,481
RESIDENTIAL 3.9%
China Overseas Land & Investment Ltd.(a)	1,092,120	1,945,171
Greentown China Holdings Ltd.(a)	271,000	325,589
		2,270,760
RETAIL 1.4%
Link REIT(a)	334,937	807,071
TOTAL HONG KONG		25,366,714

2

	Number of Shares	Value
JAPAN 23.5%
DIVERSIFIED 21.1%
Goldcrest Co., Ltd.(a)	43,400	$1,207,821
Mitsubishi Estate Co., Ltd.(a)	283,672	4,592,458
Mitsui Fudosan Co., Ltd.(a)	245,189	4,123,634
Sumitomo Realty & Development Co., Ltd.(a)	105,000	1,860,591
Tokyo Tatemono Co., Ltd.(a)	125,000	494,633
		12,279,137
OFFICE 1.4%
DA Office Investment Corp.(a)	94	182,019
Tokyu REIT(a)	134	608,755
		790,774
RETAIL 1.0%
AEON Mall Co., Ltd.(a)	32,600	591,432
TOTAL JAPAN		13,661,343
SINGAPORE 7.0%
DIVERSIFIED 4.7%
CapitaLand Ltd.(a)	925,500	2,516,065
Keppel Land Ltd.(a)	99,000	229,011
		2,745,076
INDUSTRIAL 0.7%
AIM AMP Capital Industrial REIT(a)	2,566,248	391,604
OFFICE 0.9%
CapitaCommercial Trust(a)	667,000	501,108
RETAIL 0.7%
CapitaMalls Asia Ltd.	256,333	421,070
TOTAL SINGAPORE		4,058,858

3

		Value
TOTAL INVESTMENTS (Identified cost—$54,776,843)	99.2%	$57,699,695

OTHER ASSETS IN EXCESS OF LIABILITIES	0.8	440,682

NET ASSETS	100.0%	$58,140,377

Glossary of Portfolio Abbreviations
EUR	Euro Currency
REIT	Real Estate Investment Trust
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a) Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair value securities represent 96.7% of net assets of the Fund all of which have been fair valued pursuant to foreign security fair value pricing procedures approved by the Board of Directors.

(b) Non-income producing security.

4

Note 1.  Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, are valued at the official closing prices as reported by sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities.

Securities for which market prices are unavailable, or securities for which the advisor determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value.

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2010 in valuing the Fund’s investments carried at value. 96.7% of net assets of the Fund were fair valued pursuant to foreign fair value pricing procedures approved by the Board of Directors.

	Total	Quoted Prices In Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock — Hong Kong	$25,366,714	$1,077,990	$24,288,724	—
Common Stock - Singapore	4,058,858	421,070	3,637,788	—
Common Stock — Other Countries	28,274,123	—	28,274,123	—
Total Investments	$57,699,695	$1,499,060	$56,200,635	—

Note 2.  As of January 31, 2010, the federal tax cost and net unrealized appreciation on securities were as follows:

Gross unrealized appreciation	$5,455,102
Gross unrealized depreciation	(2,532,250)
Net unrealized appreciation	$2,922,852
Cost for federal income tax purposes	$54,776,843

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS ASIA PACIFIC REALTY SHARES, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: March 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and principal		Title: Treasurer and principal
	executive officer		financial officer

Date: March 26, 2010